Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets
(4)	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

(in thousands)	June 30, 2019	December 31, 2018
Insurance premiums	$175	$140
Sublease income	127	—
Financing costs	80	—
Security deposit	50	51
Income tax and VAT receivable	31	579
Other[1]	201	128

Total prepaid expenses and other current assets	$664	$898

[1]

Other consists of various prepaid expenses and other current assets, with no individual item accounting for more than 5% of prepaid expenses and other current assets at June 30, 2019 and December 31, 2018.

(6)	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets include the following:

(in thousands)	December 31, 2018	December 31, 2017
Insurance premiums	$140	$421
Financing costs	—	70
Security deposit	51	50
Income tax and VAT receivable	579	29
Other[1]	128	130

Total prepaid expenses and other current assets	$898	$700

[1]	Other consists of various prepaid expenses and other current assets, with no individual item accounting for more than 5% at December 31, 2018 and 2017.